UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22777

 NAME OF REGISTRANT:                     Eaton Vance Municipal Income
                                         2028 Term Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Eaton Vance Municipal Income 2028 Term Trust
--------------------------------------------------------------------------------------------------------------------------
 NUVEEN TX QUALITY INCOME MUNICIPAL FD                                                       Agenda Number:  934688550
--------------------------------------------------------------------------------------------------------------------------
        Security:  670983501
    Meeting Type:  Annual
    Meeting Date:  14-Nov-2017
          Ticker:
            ISIN:  US6709835010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For
       ROBERT L. YOUNG                                           Mgmt          For                            For
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       WILLIAM J. SCHNEIDER                                      Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipal Income 2028 Term Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/13/2018